UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21927

AMM Funds

(Exact Name of Registrant as Specified in Charter)

PO Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Address of Principal Executive Offices)  (Zip Code)

Gabriel B. Wisdom

PO Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  858-755-0909

Date of fiscal year end: July 31

Date of reporting period: January 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

January 31, 2012

(Unaudited)

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2012 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2012 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Fallen Angels Value Fund
	Schedule of Investments
	January 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 94.58%

Consumer Discretionary - 11.65%
16,000	Aeropostale, Inc. *	$ 261,920
7,000	Apollo Group, Inc. Class A *	366,870
8,000	DeVry, Inc.	302,080
8,000	McGraw-Hill Companies, Inc.	368,000
		1,298,870
Consumer Staples - 1.27%
5,000	Altria Group, Inc.	142,000

Energy - 2.98%
6,000	Alpha Natural Resources, Inc. *	120,720
10,000	Chesapeake Energy Corp.	211,300
		332,020
Financials - 16.66%
4	Berkshire Hathaway, Inc. Class A *	471,700
3,000	Berkshire Hathaway, Inc. Class B *	235,110
30,000	Gleacher & Company, Inc. *	50,100
10,000	JP Morgan Chase & Co.	373,000
25,000	Knight Capital Group, Inc. Class A *	324,750
4,000	Visa, Inc. Class A	402,560
		1,857,220
Healthcare - 12.53%
8,000	Gilead Sciences, Inc. *	390,880
8,000	Lilly, Eli & Co.	317,920
8,000	Medtronic, Inc.	308,560
8,400	Teva Pharmaceutical Industries Ltd. ADR	379,176
		1,396,536
Industrials - 16.21%
25,000	General Electric Co.	467,750
6,400	Northrop Grumman Corp.	371,520
13,450	Oshkosh Corp. *	326,566
8,000	Raytheon Co.	383,920
20,000	SAIC, Inc. *	257,200
		1,806,956
Information Technology - 29.71%
30,000	Applied Materials, Inc.	368,250
5,000	BMC Software, Inc. *	181,300
15,000	Cisco Systems, Inc.	294,675
15,000	CA Technologies, Inc.	386,700
25,000	Entropic Communications, Inc. *	146,000
500	Google, Inc. Class A *	290,055
25,000	GT Advanced Technologies, Inc. *	215,375
12,500	Hewlett-Packard Co.	349,750
14,000	Lender Processing Services, Inc.	232,820
26,000	Marvell Technology Group Ltd. *	404,040
15,000	Microsoft Corp.	442,950
		3,311,915
Materials - 3.57%
10,000	Alcoa, Inc.	101,600
3,000	Freeport McMoran Copper & Gold, Inc.	138,630
15,000	Noranda Aluminum Holding Corp.	157,350
		397,580

TOTAL FOR COMMON STOCKS (Cost $11,588,768) - 94.58%		10,543,097

EXCHANGE TRADED FUNDS - 2.82%
8,000	iShares S&P Global Energy	314,880

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $273,300) - 2.82%		314,880

SHORT TERM INVESTMENTS - 4.54%
506,065	First American Treasury Obligation Fund Class Z 0.00% **	506,065

TOTAL SHORT TERM INVESTMENTS (Cost $506,065) - 4.54%		506,065

TOTAL INVESTMENTS (Cost $12,368,133) - 101.94%		11,364,042

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.94)%		(216,625)

NET ASSETS - 100.00%		$ 11,147,417

* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2012.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 10,543,097	-	-	$ 10,543,097
Exchange Traded Funds	314,880	-	-	314,880
Short-Term Investments:
First American Treasury Obligation Fund Class Z	506,065	-	-	506,065

	$ 11,364,042	-	-	$ 11,364,042

The accompanying notes are an integral part of these financial statements.

	Fallen Angels Income Fund
	Schedule of Investments
	January 31, 2012 (Unaudited)

Shares		Value

CLOSED END FUNDS - 27.12%
13,000	Advent Claymore Convert Securities & Income Fund	$ 211,770
46,558	Alpine Global Premier Properties Fund	283,538
60,000	BlackRock Income Trust	446,400
15,000	Eaton Vance Tax Advantaged Dividend Income Fund	236,700
35,000	Eaton Vance Tax Advantaged Global Dividend Income Fund	483,350
17,000	Royce Value Trust, Inc.	228,820
5,000	Source Capital, Inc.	253,000
20,000	Templeton Emerging Markets Income Fund	325,200
25,000	The Adams Express Co.	260,500
		2,729,278

TOTAL FOR CLOSED END FUNDS (Cost $2,655,964) - 27.12%		2,729,278

COMMON STOCKS - 38.84%

Consumer Discretionary - 1.62%
3,200	Target Corp.	162,592

Consumer Staples - 6.18%
5,000	Altria Group, Inc.	142,000
2,600	Pepsico, Inc.	170,742
2,000	Procter & Gamble Co.	126,080
6,100	Sysco Corp.	183,671
		622,493
Energy - 6.43%
2,000	ConocoPhillips	136,420
2,200	Exxon Mobil Corp.	184,228
15,000	Penn West Petroleum Ltd. (Canada)	326,400
		647,048
Financials - 2.92%
1,000	Blackrock, Inc.	182,000
3,000	JP Morgan Chase & Co.	111,900
		293,900
Healthcare - 6.59%
2,000	Abbot Laboratories	108,300
8,185	Inhibitex, Inc.	208,881
2,000	Johnson & Johnson	131,820
10,000	Pfizer, Inc.	214,000
		663,001

Industrials - 7.59%
1,609	B.F. Goodrich Co.	200,723
10,400	General Electric Co.	194,584
2,200	Lockheed Martin Corp.	181,104
3,900	Raytheon Co.	187,161
		763,572
Information Technology - 1.76%
6,000	Microsoft Corp.	177,180

Telecommunications Services - 4.21%
8,000	AT&T, Inc.	235,280
5,000	Verizon Communications, Inc.	188,300
		423,580
Utilities - 1.54%
3,900	Exelon Corp.	155,142

TOTAL FOR COMMON STOCKS (Cost $3,628,545) - 38.84%		3,908,508

CORPORATE BONDS - 0.90%
100,000	Nuveen Investments SR Note 5.5% 9/15/15 *	90,500

TOTAL FOR CORPORATE BONDS (Cost $87,800) - 0.90%		90,500

EXCHANGE TRADED FUNDS - 9.24%
10,000	iShares S&P U.S. Preferred Stock Index	381,400
10,000	SPDR S&P Dividend Fund	548,300
		929,700

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $787,340) - 9.24%		929,700

LIMITED PARTNERSHIP - 3.92%
8,000	Energy Transfer Partners L.P.	394,800

TOTAL FOR LIMITED PARTNERSHIP (Cost $348,970) - 3.92%		394,800

MORTGAGE BACKED SECURITIES - 1.39%
47,753	Credit Suisse Mortgage Capital Certificate 2006-C1 Class A3 5.711% 02/15/39	50,904
28,054	CSFB Mortgage Securities Corp. 2005-C5 Class A3 5.10% 08/15/38	28,567
15,779	GMAC Commercial Mortgage Securities, Inc. 2004-C3 Class A4 4.55% 12/10/41	15,902
44,253	JPMorgan Chase 2005-Cb13 Class A2 5.25% 01/12/43	44,371
		139,744

TOTAL FOR MORTGAGE BACKED SECURITIES (Cost $135,686) - 1.39%		139,744

PREFERRED SECURITIES - 12.10%
8,000	Arch Cap Ltd Preferred 8.00%	204,800
6,200	JC Penney (Corts) 7.625%	159,960
6,000	LMG Pplus 6.70%	130,740
7,000	SLM Corp. 6.97%	304,500
6,190	SunAmerica (Corts) 6.70%	149,798
10,583	Unum Provident (Pplus) 7.40%	268,279
		1,218,077

TOTAL FOR PREFERRED SECURITIES (Cost $1,206,107) - 12.10%		1,218,077

REAL ESTATE INVESTMENT TRUST - 2.46%
10,000	Hospitality Property Trust 7.00%	247,500

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $246,146) - 2.46%		247,500

UNCLASSIFIED - 0.00%
45,000	Sea Containers Ltd. Class A (Bermuda) † *	0

TOTAL FOR UNCLASSIFIED (Cost $48,230) - 0.00%		0

SHORT TERM INVESTMENTS - 3.90%
392,522	First American Treasury Obligation Fund Class Z 0.00% **	392,522

TOTAL SHORT TERM INVESTMENTS (Cost $392,522) - 3.90%		392,522

TOTAL INVESTMENTS (Cost $9,537,310) - 99.87%		10,050,629

OTHER ASSETS LESS LIABILITIES - 0.13%		13,021

NET ASSETS - 100.00%		$ 10,063,650

The accompanying notes are an integral part of these financial statements.
† This security has been valued according to the fair value pricing policies of the Fund.
* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2012.

Fallen Angels Income Fund
Schedule of Call Options Written
January 31, 2012 (Unaudited)

CALL OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

JPM
February 2012 Call@ $38.00	3,000	$ 1,830

RTN
February 2012 Call@ $50.00	3900	390

XOM
February 2012 Call@ $90.00	2,200	88

Total (Premiums Received $4,967)		$ 2,308

* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total

Closed End Funds	$ 2,729,278	-	-	$ 2,729,278
Common Stocks	3,908,508	-	-	3,908,508
Corporatd Bonds	90,500			90,500
Exchange Traded Funds	929,700	-	-	929,700
Limited Partnership	394,800	-	-	394,800
Mortgage Backed Securities	139,744	-	-	139,744
Preferred Securities	1,218,077	-	-	1,218,077
Real Estate Investment Trust	247,500			247,500
Short-Term Investments:
First American Treasury Obligation Fund Class Z	392,522	-	-	392,522

Total	$ 10,050,629	-	-	$ 10,050,629

Investments in Securities Sold Short and Written Options (Liabilities)	Level 1	Level 2	Level 3	Total

Call Options	$ 2,308	-	-	$ 2,308

Total	$ 2,308	-	-	$ 2,308

The accompanying notes are an integral part of these financial statements.

AMM Funds
Statements of Assets and Liabilities
January 31, 2012 (Unaudited)

Assets:	Value Fund	Income Fund
Investments in Securities, at Value (Cost $12,368,133 and $9,537,310)	$ 11,364,042	$ 10,050,629
Receivables:
Dividends and Interest	4,190	25,610
Prepaid Expenses	13,552	13,519
Total Assets	11,381,784	10,089,758
Liabilities:
Call Options Written (premiums received $4,967)	-	2,308
Payables:
Management Fees	9,708	8,711
Administrative Fees	2,427	2,178
Distribution Fees	2,427	2,178
Securities Purchased	208,861	0
Other Expenses	10,944	10,733
Total Liabilities	234,367	26,108
Net Assets	$ 11,147,417	$ 10,063,650

Net Assets Consist of:
Paid In Capital	$ 15,133,061	$ 14,907,419
Accumulated Undistributed Net Investment Income (Loss)	(22,482)	196,402
Accumulated Realized Loss on Investments	(2,959,071)	(5,556,175)
Unrealized Appreciation (Depreciation) in Value of Investments	(1,004,091)	516,004
Net Assets, for 1,381,766 and 1,292,314 Shares Outstanding	$ 11,147,417	$ 10,063,650

Net Asset Value Per Share	$ 8.07	$ 7.79

The accompanying notes are an integral part of these financial statements.

AMM Funds
Statements of Operations
For the six months ended January 31, 2012 (Unaudited)

Investment Income:	Value Fund	Income Fund
Dividends (net of foreign withholding of $652 and $1,188, respectively)	$ 97,732	$ 354,800
Interest	86	4,410
Total Investment Income	97,818	359,210

Expenses:
Advisory Fees (Note 3)	55,634	49,960
Administrative Fees (Note 3)	13,918	12,490
Distribution (12b-1) Fees (Note 3)	13,918	12,490
Transfer Agent Fees	17,276	17,076
Registration Fees	5,480	5,380
Custodian Fees	2,341	3,141
Audit Fees	4,639	4,639
Legal Fees	4,538	4,538
Trustee Fees	2,017	2,017
Printing and Mailing Fees	-	-
Miscellaneous Fees	-	164
Insurance Fees	539	538
Total Expenses	120,300	112,433

Net Investment Income (Loss)	(22,482)	246,777

Realized and Unrealized Gain (Loss) on:
Realized Gain on Investments	(139,518)	(110,523)
Realized Loss on Options	-	5,674
Capital Gain Distributions from Portfolio Company	-	-
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(356,353)	49,016
Options	-	2,659
Net Realized and Unrealized Gain on Investments	(495,871)	(53,174)

Net Increase in Net Assets Resulting from Operations	$ (518,353)	$ 193,603

The accompanying notes are an integral part of these financial statements.

Fallen Angels Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2012	7/31/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (22,482)	$ (92,049)
Net Realized Gain (Loss) on Investments	(139,518)	1,199,025
Unrealized Depreciation on Investments	(356,353)	(145,743)
Net Increase (Decrease) in Net Assets Resulting from Operations	(518,353)	961,233

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Total Distributions Paid to Shareholders	-	-

Capital Share Transactions	(1,164,291)	(1,208,586)

Total Decrease in Net Assets	(1,682,644)	(247,353)

Net Assets:
Beginning of Period	12,830,061	13,077,414

End of Period (Including Undistributed Net Investment Loss
of $(22,482) and $0, respectively)	$ 11,147,417	$ 12,830,061

The accompanying notes are an integral part of these financial statements.

Fallen Angels Income Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2012	7/31/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 246,777	$ 365,324
Net Realized Gain (Loss) on Investments & Options	(104,849)	25,052
Capital Gain Distributions from Portfolio Company	-	1,048
Unrealized Appreciation on Investments & Options	51,675	631,252
Net Increase in Net Assets Resulting from Operations	193,603	1,022,676

Distributions to Shareholders:
Net Investment Income	(184,609)	(390,951)
Realized Gain	-	-
Total Distributions Paid to Shareholders	(184,609)	(390,951)

Capital Share Transactions	(1,012,171)	(1,889,656)

Total Decrease in Net Assets	(1,003,177)	(1,257,931)

Net Assets:
Beginning of Period	11,066,827	12,324,758

End of Period (Including Undistributed Net Investment Income of $196,402 and $134,234, respectively)
	$ 10,063,650	$ 11,066,827

The accompanying notes are an integral part of these financial statements.

Fallen Angels Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months						Period *
	Ended		Years Ended				Ended
	1/31/2012		7/31/2011	7/31/2010	7/31/2009	7/31/2008	7/31/2007

Net Asset Value, at Beginning of Period	$ 8.35		$ 7.77	$ 7.59	$ 9.14	$ 10.32	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) **	(0.02)		(0.06)	(0.08)	(0.04)	0.01	0.13
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.26)		0.64	0.27	(1.51)	(1.10)	0.23
Total from Investment Operations	(0.28)		0.58	0.19	(1.55)	(1.09)	0.36

Distributions:
Net Investment Income	-		-	(0.01)	-	(0.09)	(0.04)
Realized Gains	-		-	-	-	-	-
Total from Distributions	-		-	(0.01)	-	(0.09)	(0.04)

Net Asset Value, at End of Period	$ 8.07		$ 8.35	$ 7.77	$ 7.59	$ 9.14	$ 10.32

Total Return ***	(3.35)%		7.46%	2.45%	(16.96)%	(10.63)%	3.62%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,147		$ 12,830	$ 13,077	$ 14,087	$ 18,507	$ 21,424
Before Waivers
Ratio of Expenses to Average Net Assets	2.16%	†	2.17%	2.19%	2.18%	1.99%	1.91%	†
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.40)%	†	(0.68)%	(0.96)%	(0.57)%	0.13%	1.60%	†
After Waivers
Ratio of Expenses to Average Net Assets	2.16%	†	2.17%	2.19%	2.18%	1.99%	1.74%	†
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.40)%	†	(0.68)%	(0.96)%	(0.57)%	0.13%	1.77%	†
Portfolio Turnover	16.73%		118.43%	286.18%	215.67%	451.20%	31.18%

* For the period November 10, 2006 (commencement of investment operations) through July 31, 2007.
** Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends. Not annualized for periods of less than one year.
† Annualized
The accompanying notes are an integral part of these financial statements.

Fallen Angels Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months						Period *
	Ended		Years Ended				Ended
	1/31/2012		7/31/2011	7/31/2010	7/31/2009	7/31/2008	7/31/2007

Net Asset Value, at Beginning of Period	$ 7.74		$ 7.36	$ 6.64	$ 7.81	$ 9.54	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.18		0.23	0.24	0.30	0.56	0.48
Net Gain (Loss) on Securities (Realized and Unrealized)	0.01		0.40	0.72	(1.26)	(1.61)	(0.45)
Total from Investment Operations	0.19		0.63	0.96	(0.96)	(1.05)	0.03

Distributions:
Net Investment Income	(0.14)		(0.25)	(0.24)	(0.21)	(0.62)	(0.49)
Realized Gains	-		-	-	-	(0.06)	-
Total from Distributions	(0.14)		(0.25)	(0.24)	(0.21)	(0.68)	(0.49)

Net Asset Value, at End of Period	$ 7.79		$ 7.74	$ 7.36	$ 6.64	$ 7.81	$ 9.54

Total Return ***	2.56%		8.63%	14.62%	(12.10)%	(11.65)%	0.22%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 10,064		$ 11,067	$ 12,325	$ 11,925	$ 15,822	$ 18,605
Before Waivers
Ratio of Expenses to Average Net Assets	2.25%	†	2.27%	2.20%	2.37%	2.09%	2.02%	†
Ratio of Net Investment Income (Loss) to Average Net Assets	4.94%	†	3.01%	3.29%	4.87%	6.35%	6.64%	†
After Waivers
Ratio of Expenses to Average Net Assets	2.25%	†	2.27%	2.20%	2.37%	2.09%	1.88%	†
Ratio of Net Investment Income to Average Net Assets	4.94%	†	3.01%	3.29%	4.87%	6.35%	6.78%	†
Portfolio Turnover	27.34%		19.62%	37.83%	99.76%	138.49%	96.47%

* For the period November 10, 2006 (commencement of investment operations) through July 31, 2007.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends. Not annualized for period of less than one year.
†Annualized
The accompanying notes are an integral part of these financial statements.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2012 (UNAUDITED)

Note 1. Organization

The Fallen Angels Value Fund (“Value Fund”) and the Fallen Angels Income Fund (“Income Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of AMM Funds (the “Trust”), an open-end investment company that was organized as an Ohio business trust on June 20, 2006.  The Funds commenced operations on November 10, 2006. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Funds are the only series currently authorized by the Board of Trustees (“the Board”).  The investment adviser to the Funds is American Money Management, LLC (the “Advisor”).

The Value Fund’s investment objective is to seek long-term capital appreciation. The Income Fund’s investment objective is to seek high current income with the potential for capital appreciation.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation- Each Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Funds’ Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair Valuation- The investment in 45,000 shares of Sea Containers Ltd., in the Income Fund, has been valued at $.00 per share.  This security has been valued according to the fair value pricing policies of the Funds.

Option Writing- When either Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited.

Financial Futures Contracts- The Funds may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. A Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, A Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Short Sales- The Funds may sell a security that they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Income Taxes - The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2008-2011, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the period ended January 31, 2012, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Share Valuation – The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m. Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. Each Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing – Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  Each Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders- Each Fund typically will distribute substantially all of its net investment income in the form of dividends and capital gains to its shareholders. The Value Fund will distribute dividends and capital gains annually, and expects that distributions will consist primarily of capital gains. The Income Fund will distribute dividends monthly and capital gains annually, and expects that distributions will consist primarily of ordinary income. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Note 3. Investment Management and Service Agreements

The Trust has a management agreement (the “Management Agreement”) with the Advisor pursuant to which the Advisor, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investments program for the Funds consistent with each Funds investment objective and policies.  Under the Management Agreement, each Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% per Fund. For the six months ended January 31, 2012, the Advisor earned a fee of $55,634 and $49,960 for the Value Fund and Income Fund, respectively. The Funds owed the Advisor management fees of $9,708 and $8,711 for the Value Fund and Income Fund, respectively, as of January 31, 2012.

The Trust also has an administration agreement with the Advisor to furnish sponsorship, administrative and supervisory services as may from time to time be reasonably requested by the Trust and in general to provide supervision of the overall operations of the Trust. Under this agreement, each Fund pays the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.25%. For the six months ended January 31, 2012, the Advisor earned a fee of $13,918 and $12,490 from the Value Fund and Income Fund, respectively.  The Funds owed the Advisor administrative fees of $2,427 and $2,178 for the Value Fund and Income Fund, respectively, as of January 31, 2012.

The Funds have adopted a Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Funds pay the Advisor for certain distribution and promotion expenses activities which are primarily intended to result in the sale of the Funds’ shares, including, but not limited to: advertising, printing of prospectuses and reports for prospective shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Funds. The Funds’ incur such distribution expenses at the rate of 0.25% per annum of the Funds average net assets. For the six months ended January 31, 2012, distribution (12b-1) fees of the Plan accrued fees of $13,918 and $12,490 under the plan from the Value Fund and Income Fund, respectively. The Funds owed the Advisor $2,427 and $2,178 for the Value Fund and Income Fund, respectively as of January 31, 2012.

Note 4. Related Party Transactions

Gabriel B. Wisdom is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Wisdom receives benefits from the Advisor resulting from management, administration and distribution (12b-1) fees paid to the Advisor by the Funds.

Note 5. Options

Transactions in written call options during the six months ended January 31, 2012 were as follows:

	Number of	Premiums Received
	Contracts
Options outstanding at July 31, 2011	-	$ -
Options written	243	13,190
Options exercised	(50)	(2,549)
Options expired	(102)	(5,674)
Options terminated in closing purchase transaction	-	-
Options outstanding at January 31, 2012	91	$ 4,967

The Fund adopted ASC 815, “Disclosures about Derivative Instruments and Hedging Activities” at commencement of investment operations on November 10, 2006.

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended January 31, 2012, by the Fund, are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Unrealized Gain/(Loss)
Call options Written & Purchased	Realized Gain on Options	$5,674	Change in Unrealized Appreciation/(Depreciation) on Options	$2,659

The selling of written call options may tend to reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities.  Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Note 6. Capital Share Transactions

The Funds are authorized to issue an unlimited number of shares with no par value of separate series.  Paid in capital at January 31, 2012 was $15,133,061 and $14,907,419 representing 1,381,766 and 1,292,314 shares outstanding for the Value Fund and Income Fund, respectively.

Transactions in capital stock for the period ended January 31, 2012 were as follows:

	Value Fund		Income Fund
	Shares	Amount	Shares	Amount
Shares Sold	31,159	$ 242,539	45,965	$ 344,401
Shares issued in reinvestment of distributions	0	0	24,721	182,804
Shares redeemed	(186,065)	(1,406,830)	(208,723)	(1,539,376)
Net Increase (decrease)	(154,906)	$(1,164,291)	(138,037)	$(1,012,171)

Transactions in capital stock for the fiscal year ended July 31, 2011 were as follows:

	Value Fund		Income Fund
	Shares	Amount	Shares	Amount
Shares Sold	186,503	$1,565,019	147,425	$1,143,109
Shares issued in reinvestment of distributions	0	0	50,098	386,850
Shares redeemed	(332,529)	(2,773,605)	(442,824)	(3,419,615)
Net Increase (decrease)	(146,026)	$(1,208,586)	(245,301)	$(1,889,656)

Note 7. Investment Transactions

For the six months ended January 31, 2012, purchases and sales of investment securities other than U.S. Government obligations aggregated $1,810,919 and $3,024,742 for the Value Fund and $2,606,404 and $3,514,844 for the Income Fund, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively, for each Fund.

Note 8. Tax Matters

The Funds tax basis capital gains and losses are determined only at the end of each fiscal year.  For tax purposes, at July 31, 2011, the following represents the tax basis capital gains and losses:

	Value Fund	Income Fund

Undistributed ordinary income	$-0-	$86,772

Capital loss carryforward expiring 7/31/2017+	$1,171,928	$2,947,765
Capital loss carryforward expiring 7/31/2018+	1,647,626	2,126,805
Capital loss carryforward expiring 7/31/2019+	-0-	368,885
	$2,819,554	$5,443,455

Post-October capital loss deferrals
realized between 11/1/10 and 7/31/11*	$-0-	$10,013

As of January 31, 2012, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

Gross unrealized appreciation on investment securities		$790,172	$1,065,442
Gross unrealized depreciation on investment securities		(1,437,910)	(608,982)
Net unrealized appreciation on investment securities	$	(647,738)	$456,460

Cost of investment securities, including short-term investments**		$13,525,510	$10,121,117

*These deferrals are considered incurred in the subsequent year.

** The difference between book and tax cost represents disallowed wash sales for tax purposes.

+ The capital loss carryforward will be used to offset any capital gains realized by the Funds in future years through the expiration date. The Funds will not make distributions from capital gains while a capital loss carryforward remains.

The Income Fund paid distributions in the amount of $184,609, from ordinary income, for the six months ended January 31, 2012.

The Income Fund paid distributions in the amount of $390,951, from ordinary income, for the year ended July 31, 2011.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 as amended. As of January 31, 2012, Charles Schwab for the benefit of its customers owned, in aggregate, approximately 92.77% and 90.83% of the Value Fund and Income Fund, respectively, and may be deemed to control the Funds.

Note 10. New Accounting Pronouncement.

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

AMM Funds
Expense Illustration
January 31, 2012 (Unaudited)

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees, 12b-1 distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2011 through January 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Value Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 1, 2011	January 31, 2012	August 1,2011 to January 31,2012

Actual	$1,000.00	$966.47	$10.71
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,014.32	$10.97

* Expenses are equal to the Fund's annualized expense ratio of 2.16%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 1, 2011	January 31, 2012	August 1,2011 to January 31,2012

Actual	$1,000.00	$1,025.64	$11.49
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,013.86	$11.42

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

TRUSTEES AND OFFICERS

JANUARY 31, 2012 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address and Age	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Directorships
Kelly C. Huang c/o American Money Management P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 45	Trustee since August 2006.	2	Management Consultant, self-employed (2002-present); Instructor, UCSD Extension (2009-present)
Ingram S. Chodorow P.O. Box 675167, Rancho Santa Fe, CA 92067 Age: 72	Trustee since August 2006.	2	President/CEO, Elsac Group, Inc.(2009), (investments), President/CEO, Placontrol, Inc. (1973-2009) (oral care products)
Linda J. Rock 1946 Zapo St. Del Mar, CA 92014 Age: 54	Trustee since August 2006.	2	Management consultant, self-employed (1990-present)
Miro Copic c/o American Money Management P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 50	Trustee since August 2006.	2	President/CEO, BottomLine Marketing (2001-present) (marketing)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940 as amended, and each officer of the Trust.

Name, Address, and Age	Position and Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Directorships
Gabriel B. Wisdom[1] P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 61	Trustee since June 2006; President since August 2006.	2	Chief Executive Officer and Managing Director, American Money Management, LLC (1999 to present)
Michael J. Moore P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 35	Treasurer since August 2006.	N/A	Chief Investment Officer, American Money Management (2001 to present)
Joseph D. Dang P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 34	Secretary since June 2006; CCO since August 2006.	N/A	Counsel and Chief Compliance Officer, American Money Management, LLC (2005 to present); Financial Analyst/Financial Planner, Ayco (financial planning subsidiary of Goldman Sachs) (2004 to 2005)

1 Gabriel B. Wisdom is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust and President of the Funds' investment adviser.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

ADDITIONAL INFORMATION

JANUARY 31, 2012 (UNAUDITED)

Additional Information

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 663-8023 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

The Funds’ Advisor is responsible for exercising the voting rights associated with the securities held by the Funds.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (866) 663-8023.  It is also included in the Funds’ SAI, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended July 31, are available without charge upon request by (1) calling the Funds at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on April 30 and October 31. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at (866) 663-8023.

Renewal of Management Agreement

The continuation of the Management Agreement ("Management Agreement") between American Money Management, LLC ("Advisor") and the Trust was considered by the Board of Trustees at an in-person meeting of the Board held on September 19, 2011.  As part of its deliberations, the Board also considered and relied upon the information about the Funds and the Advisor that the Trustees had received throughout the year as part of their ongoing oversight of the Funds and their operations.

As to the Funds' performance, the Trustees reviewed performance information relative-to-index and peer group for each Fund over varying time periods, including 3-month, 1-year and 3-year periods provided by the Advisor, which was derived from a Morningstar mutual fund database.  The Trustees noted the total returns of the Value Fund for the periods presented were lower than expected, but yet in a range of reasonable expectations when compared to the peer group composed of similar-sized (less than $50 million), no-load funds with similar investment objectives.  Additionally, the Trustees noted that the total return of the Value Fund (-6.60%) was not significantly below its benchmark index, the S&P 500 Index (-5.23%), for the fiscal quarter ended July 31, 2011, which suggests the Advisor's focus on value stocks is producing reasonable returns.  The Trustees reviewed the comparative performance information for the AMM Composites and found that the performance of the Fund was in a range of reasonable expectations when compared to AMM Composites. The Trustees noted the total returns of the Income Fund for the periods presented were in a range of reasonable expectations, as well as above the peergroup average, when compared to the peer group composed of similar-sized (less than $50 million), no load funds with similar investment objectives.  Additionally, the Trustees noted that although the total return of the Income Fund (+9.07%) was below that of its benchmark index, the Dow Jones Moderate Portfolio Index (+14.18%), for the one-year period ended July 31, 2011, the Advisor's plans to improve performance seem reasonable.  Next, the Trustees reviewed the comparative performance information for the AMM Composites and found that the performance of the Fund was in a range of reasonable expectations when compared to AMM Composites. After further discussion, it was the consensus of the Trustees that the Funds' performance was below expectations, but in light of the Advisor's plans to improve performance, satisfactory.

As to the nature, extent, and quality of the services provided by the Advisor, the Board considered the Advisor's investment philosophy and strategy.  In addition, the Trustees reviewed the Advisor's Form ADV Part I and Part II which described the operations and policies of the Advisor.  The Trustees also reviewed a description of the organizational structure of the Advisor, including a description of each employee's title, responsibilities and position within the reporting hierarchy of the Advisor.  The Trustees noted that the Advisor is adequately staffed relative to its responsibilities and obligations to the Funds.  They also observed that the Advisor's operational and compliance processes are well designed and give the Trustees confidence that the Funds will be managed in conformity with their respective investment objectives and restrictions.

Additionally, the Trustees noted some of the prominent features of the Advisor's investment process, including a weekly meeting of an investment committee, which reviews financial market developments and the Advisor's current list of approved investments.  The Trustees also noted that the extent of services provided to the Funds is greater than most funds in that the Advisor expends resources and time promoting the Funds via radio and promotional investment seminars.  In particular, the Trustees noted total compensation paid to financial intermediaries and other distribution-related expenses such as advertising, exceeded 12b-1 fees collected from the Funds, and the Advisor paid those excess expenses.  The Advisor certified to the Board that it had complied with the Trust's Code of Ethics.  The Board also reviewed the Advisor's unaudited financial statements.  Mr. Wisdom discussed the Advisor's personnel and their Fund-related responsibilities.  The Board discussed the compliance activities of Mr. Dang.  Based on the information in the report and their discussions with Mr. Wisdom, Mr. Moore, and Mr. Dang, the Trustees concluded that the Advisor has provided high quality advisory services to the Funds, and that the nature and extent of services provided by the Advisor were consistent with the Board's expectations.

The Trustees then reviewed information comparing the expense ratio of the Funds to those of a peer group.  Mr. Wisdom informed the Board that the Income Fund and the Value Fund had expense ratios (including acquired fund fees and expenses) of approximately 2.64% and 2.36%, respectively, and each had advisory fees of 1.00%.  They also discussed the 0.25% administration fee paid by each Fund to the Advisor and the indirect benefits to the Advisor from the Rule 12b-1 fees.  The Board agreed the Funds' expenses, including management fees, were in a range of reasonable expectations when compared to other funds with similar investment objectives and similar asset sizes based upon a peer group comparison derived from a mutual fund database.  The Trustees concluded the Funds' management fees were fair and reasonable particularly considering the small size of the Funds.

As to costs incurred by and profits realized by the Advisor, the Board reviewed information regarding the Advisor's income and expenses.  The Trustees observed that the Advisor, while modestly profitable, does not appear to have an excessively high profit margin.  After discussion regarding the Advisor's financial position, the Board concluded that the Advisor has adequate resources to fulfill its responsibilities to the Funds.  The Trustees determined that the Advisor was not excessively profitable, and that a discussion of economies of scale was not yet relevant at this time due to the small size of the Funds, but that the issue should be considered again as the Funds grow.

The Trustees determined that the overall arrangement for each Fund provided under the terms of the Management Agreement was a reasonable business arrangement and that renewal of the Management Agreement was in the best interests of the Trust and each Fund's shareholders.

Board of Trustees

Ingram S. Chodorow

Miro Copic

Kelly C. Huang

Linda J. Rock

Gabriel B. Wisdom

Investment Adviser

American Money Management, LLC

P.O. Box 675203

Rancho Santa Fe, CA 92067

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the AMM Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of Decmeber 29, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

AMM Funds

By /s/Gabriel B. Wisdom, President

     Gabriel B. Wisdom

     President

Date: April 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gabriel B. Wisdom, President

      Gabriel B. Wisdom

      President

Date April 3, 2012

By /s/Michael Moore

      Michael Moore

      Treasurer

Date April 3, 2012